Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2020

VIPIFF2025-QTLY-1120
1.822896.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	308,790	$13,700,998
VIP Equity-Income Portfolio Investor Class (a)	692,628	14,406,653
VIP Growth & Income Portfolio Investor Class (a)	853,520	16,447,328
VIP Growth Portfolio Investor Class (a)	152,544	14,020,338
VIP Mid Cap Portfolio Investor Class (a)	125,962	3,998,026
VIP Value Portfolio Investor Class (a)	822,153	10,572,890
VIP Value Strategies Portfolio Investor Class (a)	490,028	5,174,697
TOTAL DOMESTIC EQUITY FUNDS
(Cost $58,693,530)		78,320,930

International Equity Funds - 28.6%
VIP Emerging Markets Portfolio Investor Class (a)	2,692,128	32,305,535
VIP Overseas Portfolio Investor Class (a)	1,768,391	41,893,186
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $58,366,712)		74,198,721

Bond Funds - 36.2%
Fidelity Inflation-Protected Bond Index Fund (a)	1,476,799	16,215,248
Fidelity Long-Term Treasury Bond Index Fund (a)	349,771	5,900,640
VIP High Income Portfolio Investor Class (a)	989,422	5,174,679
VIP Investment Grade Bond Portfolio Investor Class (a)	4,733,724	66,461,487
TOTAL BOND FUNDS
(Cost $85,496,034)		93,752,054

Short-Term Funds - 5.0%
Fidelity Cash Central Fund 0.10% (b)	30,476	30,482
VIP Government Money Market Portfolio Investor Class 0.01% (a)(c)	12,870,162	12,870,162
TOTAL SHORT-TERM FUNDS
(Cost $12,900,644)		12,900,644
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $215,456,920)		259,172,349
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$259,172,351

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4
Total	$4

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,396,491	$4,208,852	$4,689,692	$33,378	$76,675	$1,222,922	$16,215,248
Fidelity Long-Term Treasury Bond Index Fund	6,285,210	2,146,145	3,669,200	91,270	490,588	647,897	5,900,640
VIP Contrafund Portfolio Investor Class	13,089,778	3,506,949	5,273,260	79,232	441,262	1,936,269	13,700,998
VIP Emerging Markets Portfolio Investor Class	26,012,776	12,299,880	5,424,651	2,378,627	(107,523)	(474,947)	32,305,535
VIP Equity-Income Portfolio Investor Class	13,831,556	5,637,386	3,445,847	649,684	(108,853)	(1,507,589)	14,406,653
VIP Government Money Market Portfolio Investor Class 0.01%	13,203,462	10,791,771	11,125,071	45,037	--	--	12,870,162
VIP Growth & Income Portfolio Investor Class	15,763,085	6,844,720	4,179,336	830,278	(178,452)	(1,802,689)	16,447,328
VIP Growth Portfolio Investor Class	13,380,493	4,145,368	5,536,003	1,204,166	709,573	1,320,907	14,020,338
VIP High Income Portfolio Investor Class	4,985,872	1,360,590	1,018,381	39,054	(35,953)	(117,449)	5,174,679
VIP Investment Grade Bond Portfolio Investor Class	63,102,157	19,322,274	20,008,250	287,933	(113,563)	4,158,869	66,461,487
VIP Mid Cap Portfolio Investor Class	3,839,493	1,450,690	1,303,609	5,982	(112,322)	123,774	3,998,026
VIP Overseas Portfolio Investor Class	44,771,029	11,893,849	15,601,430	201,710	(276,011)	1,105,749	41,893,186
VIP Value Portfolio Investor Class	10,156,996	5,402,744	3,310,608	414,205	(276,101)	(1,400,141)	10,572,890
VIP Value Strategies Portfolio Investor Class	4,973,366	2,817,330	1,732,119	267,438	(252,635)	(631,245)	5,174,697
	$248,791,764	$91,828,548	$86,317,457	$6,527,994	$256,685	$4,582,327	$259,141,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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